UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria             London, United Kingdom              7/17/07
-------------------       ---------------------------      ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $ 478,642
                                       (thousands)


List of Other Included Managers:

No.               Form 13F          File Number

1                 28-12449          The Nomad Investment Partnership L.P.


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7   COLUMN 8

                             TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP         (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE  SHARED    NONE
--------------               --------         -----         --------  -------   --- ----  ----------      ----  ----  ------    ----
AMAZON COM INC               COM              023135 10 6   95,774    1,400,000 SH        SHARED-DEFINED   1    0     1,400,000  0
BERKSHIRE HATHAWAY INC DEL   CL A             084670 10 8   54,738          500 SH        SHARED-DEFINED   1    0           500  0
COSTCO WHSL CORP NEW         COM              22160K 10 5   76,076    1,300,000 SH        SHARED-DEFINED   1    0     1,300,000  0
DELL INC                     COM              24702R 10 1   59,955    2,100,000 SH        SHARED-DEFINED   1    0     2,100,000  0
DISCOVERY HOLDING CO         CL A COM         25468Y 10 7   34,616    1,505,691 SH        SHARED-DEFINED   1    0     1,505,691  0
FLEETWOOD ENTERPRISES INC    COM              339099 10 3   35,708    3,945,688 SH        SHARED-DEFINED   1    0     3,945,688  0
FORD MTR CO DEL              COM PAR $0.01    345370 86 0    9,420    1,000,000 SH        SHARED-DEFINED   1    0     1,000,000  0
LIBERTY GLOBAL INC           COM SER A        530555 10 1   33,923      826,591 SH        SHARED-DEFINED   1    0       826,591  0
LIBERTY GLOBAL INC           COM SER C        530555 30 9    7,923      201,591 SH        SHARED-DEFINED   1    0       201,591  0
LIBERTY MEDIA HLDG CORP      INT COM SER A    53071M 10 4    1,020       45,700 SH        SHARED-DEFINED   1    0        45,700  0
LIBERTY MEDIA HLDG CORP      CAP COM SER A    53071M 30 2    1,076        9,140 SH        SHARED-DEFINED   1    0         9,140  0
MOHAWK INDS INC              COM              608190 10 4   40,316      400,000 SH        SHARED-DEFINED   1    0       400,000  0
SEARS HLDGS CORP             COM              812350 10 6   15,255       90,000 SH        SHARED-DEFINED   1    0        90,000  0
SONY CORP                    ADR NEW          835699 30 7   12,843      250,000 SH        SHARED-DEFINED   1    0       250,000  0






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